Earnings per share - Disclosure of reconciliation of diluted earnings per share (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Earnings per share [abstract]
Owners of the parent	€ 18,596	€ 16,799	[1]	€ 14,200	[1]
Weighted average number of shares outstanding (in shares)	3,107,725	3,140,089		3,059,284
Number of shares deployable for share-based compensation (in shares)	24,733	23,870		23,651
Equity warrants deliveed to General Motors (in shares)	0	0		68,497
Weighted average number of shares outstanding for diluted earnings per share (in shares)	3,132,458	3,163,959		3,151,432
Diluted earnings per share (in EUR per share)	€ 5.94	€ 5.31	[1]	€ 4.51	[1]
Net profit from continuing operations attributable to owners of the parent	€ 18,596	€ 16,799	[1]	€ 13,210	[1]
Diluted earnings per share from continuing operations (in EUR per share)	€ 5.94	€ 5.31	[1]	€ 4.19	[1]
Net profit from discontinued operations attributable to owners of the parent	€ 0	€ 0		€ 990
Diluted earnings per share from discontinued operations (in EUR per share)	€ 0	€ 0		€ 0.31

[1]	Share of the profit of equity method investees is included in our Operating income effective January 1, 2023. Comparatives for 2022 and 2021 have been adjusted accordingly.
Refer to Note 2, Basis of preparation for additional information